Significant Accounting Policies: Fair Value of Financial Instruments, Policy (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Fair Value of Financial Instruments, Policy

Fair Value of Financial Instruments

The carrying amounts reflected in the balance sheets for cash, other receivables, accounts payable, and amounts due to related parties approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

The fair value hierarchy under US GAAP is based on the following three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1:Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:Observable inputs other than Level I, quoted prices for similar assets or liabilities in active prices whose inputs are observable or whose significant value drivers are observable; and

Level 3:Assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s notes payable to related and arms-length parties are based on Level 2 inputs in the ASC 820 fair value hierarchy. The notes payable and notes payable to related parties accumulate interest at a rate of 8% per annum.